         As filed with the Securities and Exchange Commission on August 10, 2004
                                              Securities Act File No. 333-111501
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 2

                                ING EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                 ---------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

       It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

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     No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment
                        Company Act of 1940, as amended.
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                                EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16(12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive Proxy Statement/Prospectus and Statement of Additional Information filed on EDGAR on February 3, 2004 (SEC file No. 333-111501).

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

Section 4.3 of Registrant's Declaration of Trust provides the following:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

      (i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

      (ii) the word "claim", "action", "suit" or "proceeding" shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)   No indemnification shall be provided hereunder to a Trustee or Officer:

      (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

      (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of the Trust; or

      (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

            (A) by the court or other body approving the settlement or other disposition; or

            (B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.


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(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4.3, provided that either:

      (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

      (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

      As used in this Section 4.3, a "Disinterested Trustee" is one who is not
(i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the option of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)    (A)    Amended and Restated Declaration of Trust for ING Equity Trust
              dated February 23, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant's Registration
              Statement on Form N-1A Registration Statement on September 30,
              2003 and incorporated herein by reference.

       (B) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated May 9, 2001 - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.


                                       2
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       (C)    Certificate of Establishment and Designation of Series and Classes
              of Shares of Beneficial Interest, Par Value $0.01 per share, dated July 10, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on
              Form N-1A on January 9, 2004 and incorporated herein by reference.

       (D) Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated July 11, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (E) Declaration of Trust - previously filed as an Exhibit to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

       (F) Certificate of Amendment to Declaration of Trust, effective May 1, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (G) Certificate of Amendment of Declaration of Trust, dated June 15, 2001 - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N1-A on July 3, 2001 and incorporated herein by reference.

(2)    (A)    Bylaws - previously filed as an Exhibit to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

       (B) Form Amendment to Bylaws - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A on March 1, 2001 and incorporated herein by reference.

(3)    Not Applicable

(4)    (A)    Form of Agreement and Plan of Reorganization between ING Equity
              Trust on behalf of ING Growth Opportunities Fund and ING Equity
              Trust, on behalf of ING Growth Opportunities Portfolio - previously filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 on
              February 3, 2004 and incorporated herein by reference.

       (B) Form of Agreement and Plan of Reorganization between ING Mayflower Trust on behalf of ING Growth + Value Fund and ING Equity Trust, on behalf of ING MidCap Opportunities Fund - previously filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 on February 3, 2004 and incorporated herein by reference.

(5)    Not Applicable

(6)    (A)    Amended and Restated Investment Management Agreement, dated
              September 23, 2002 between ING Equity Trust and ING Investments,
              LLC - previously filed as an Exhibit to Post-Effective Amendment
              No. 46 to the Registrant's Registration Statement of Form N-1A on
              January 9, 2004 and incorporated herein by reference.

       (B) Investment Management Agreement, dated May 9, 2001 between Pilgrim Equity Trust and ING Pilgrim Investments - previously filed as an Exhibit to Post-Effective

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              Amendment No. 46 to the Registrant's Registration Statement of
              Form N-1A on January 9, 2004 and incorporated herein by reference.

       (C) Sub-Adviser Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

       (D) First Amendment to Sub-Adviser Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

       (E) Second Amendment to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

       (F) Amended Schedule A with respect to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

       (G) Sub-Advisory Agreement, dated September 23, 2002, between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (H) First Amendment to Sub-Adviser Agreement between ING Investment, LLC and Aeltus Investment Management, Inc., effective July 1, 2003
              - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (I) Second Amendment to Sub-Advisory Agreement between ING Investment, LLC and Aeltus Investment Management, Inc., effective September 1, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (J) Sub-Advisory Agreement, dated June 2, 2003, between ING Investments, LLC and Wellington Management Company, LLP - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (K) First Amendment to Sub-Advisory Agreement, effective as of September 1, 2003, between ING Investments, LLC and Wellington Management Company, LLP - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (L) Sub-Advisory Agreement executed January 30, 2002 between ING Investments, LLC and Brandes Investment Partners, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on

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              January 9, 2004 and incorporated herein by reference.

       (M) First Amendment dated July 1, 2003 to the Sub-Advisory Agreement between ING Investments, LLC and Brandes Investment Partners, LLC dated January 30, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (M) Second Amendment dated September 1, 2003 to the Sub-Advisory Agreement between ING Investments, LLC and Brandes Investment Partners, LLC dated January 30, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (N) Form of Amended Schedule A to the Sub-Advisory Agreement between ING Investments, LLC and Brandes Investment Partners, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (O) Form of Amended Schedule B to the Sub-Advisory Agreement between ING Investments, LLC and Brandes Investment Partners, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(7)    (A)    Underwriting Agreement dated September 23, 2002 between ING Funds
              Distributor, Inc. and ING Equity Trust - previously filed as an
              Exhibit to Post-Effective Amendment No. 46 to the Registrant's
              Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (B) Underwriting Agreement dated September 23, 2002 between ING Funds Distributor, Inc. and ING Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (C) Amended Schedule A to Underwriting Agreement with respect to ING Funds Distributor, LLC and ING Equity Trust, executed August 2003
              - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (D) Amended Schedule A to Underwriting Agreement with ING Funds Distributor, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(8)    Not Applicable

(9)    (A)    Custodian and Investment Accounting Agreement, dated November 1,
              2001, between Pilgrim Equity Trust and State Street Bank and Trust
              Company - previously filed as an Exhibit to Post-Effective
              Amendment No. 46 to Registrant's Registration Statement on Form
              N-1A on January 9, 2004 and incorporated herein by reference.

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       (B)    First Amendment to Custodian and Investment Accounting Agreement
              with State Street Bank and Trust Company - previously filed as an Exhibit to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (C) Amended and Restated Schedule A to the Custody and Investment Accounting Agreement between ING Equity Trust and State Street Bank and Trust Company, effective November 22, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A on January 27, 2004 and incorporated herein by reference.

       (D) Amendment to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company, executed as of September 30, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (E) Fund Accounting Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (F) Amended Exhibit A with respect to the Fund Accounting Agreement dated as of February 1, 2004 between ING Equity Trust and The Bank of New York- previously filed as an Exhibit to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.

       (G) Custody Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A on January 27, 2004 and incorporated herein by reference.

       (H) Amended Exhibit A with respect to the Fund Accounting Agreement as of February 1, 2004 between ING Equity Trust and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.

       (I) Foreign Custody Manager Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (J) Amended Exhibit A with respect to the Foreign Custody Manager Agreement as of February 1, 2004 between ING Equity Trust and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.

       (K) Securities Lending Agreement and Guaranty dated August 7, 2003 between each Investment Company listed in Exhibit A and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant's Registration

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              Statement on Form N-1A on September 30, 2003 and incorporated herein by reference.

       (L) Amended Exhibit A with respect to the Securities Lending Agreement and Guaranty as of February 1, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.

       (M)    The Bank of New York Cash Reserve Agreement dated March 31, 2003
              - previously filed as an Exhibit to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (N) Amended Exhibit A with respect to the Bank of New York Cash Reserve Agreement as of February 1, 2004 - previously filed as an Exhibit to Post-Effective Amendment No 52 to Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference

(10)   (A)    Fourth Amended and Restated Distribution and Service Plan (Classes
              A, B, C, Q and T) dated August 1, 1998 and Amended and Restated
              November 1999, May 9, 2001, November 2, 2001 and August 20, 2002 - previously filed as an Exhibit to Post -Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A on January 9,
              2004 and incorporated herein by reference.

       (B) Amended Schedule A and Schedule B with respect to the Fourth Amended and Restated Service and Distribution Plan (Classes A, B, C, and Q) - previously filed as an Exhibit to Post-Effective Amendment No 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference

       (C) Amended Schedule A and Schedule B with respect to the Fourth Amended and Restated Service and Distribution Plan (Classes A, B, C, and Q) - previously filed as an Exhibit to Post-Effective Amendment No 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference

       (D) Multiple Class Plan Pursuant to Rule 18f-3 for ING Equity Trust - previously filed as an Exhibit to Post -Effective Amendment No 46 to Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference

       (E) Amended Schedule A and Schedule B to Multiple Class Plan Pursuant to Rule 18f-3 Plan - previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference

       (F) Amended Multiple Class Plan Pursuant to Rule 18f-3 Plan - previously filed as an Exhibit to Post-Effective Amendment No 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference

(11) Opinion and Consent of Counsel - previously filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 on February 3, 2004 and incorporated herein by reference.

(12) Opinion of Counsel Supporting Tax Matters and Consequences - filed herewith.

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(13)   (A)    Other Material Contracts - previously filed as an Exhibit to the
              Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

       (B) Other Material Contracts - previously filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A on July 28, 1998 and incorporated herein by reference.

       (C) Other Material Contracts - previously filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A on September 30, 2003 and incorporated herein by reference.

       (D) Form of Transfer Agency Agreement between ING Pilgrim Investments, LLC and DST Systems, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

       (E) Amended and Restated Exhibit A to Transfer Agency Agreement between ING Funds and DST Systems, Inc. - previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

       (F) Form of Third Amended and Restated Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC
              - previously filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

       (G) Form of Amended and Restated Schedule A to Third Amended and Restated Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group LLC - previously filed as an Exhibit to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.

       (H) Form of Restated Administrative Services Agreement between ING Equity Trust and ING Fund Services, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.

       (I) Financial Guaranty Agreement dated July 3, 2001 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (J) First Amendment to the Financial Guaranty Agreement dated January 14, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (K) Second Amendment to the Financial Guaranty Agreement dated March 28, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus

              Investment Management, Inc. and Pilgrim Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (L) Third Amendment to the Financial Guaranty Agreement dated August 20, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (M) Fourth Amendment to the Financial Guaranty Agreement dated October 30, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (N) Fifth Amendment to the Financial Guaranty Agreement dated November 12, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (O) Sixth Amendment to the Financial Guaranty Agreement dated February 10, 2003 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (P) Seventh Amendment to the Financial Guaranty Agreement dated March 24, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (Q) Eighth Amendment to the Financial Guaranty Agreement dated September 26, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (R) Ninth Amendment to the Financial Guaranty Agreement dated January 31, 2004 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust. - previously filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on May 7, 2004 and incorporated herein by reference.

       (S) Form of Expense Limitation Agreement between ING Investments, LLC and ING Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

       (T) Administration Agreement dated September 23, 2002 between ING Equity Trust and ING Funds Services, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (U) Amended Schedule A to the Administration Agreement between ING Equity Trust and ING Funds Services dated September 23, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

       (V) Shareholder Service Agreement made on September 23, 2002 between ING Equity Trust and ING Funds Services, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(14) Consent of Independent Accountants - previously filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 on February 3, 2004 and incorporated herein by reference.

(15)   Not Applicable

(16) Powers of Attorney - previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

Item 17. Undertakings

      (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the"1933 Act"), the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 10th day of August, 2004.

                                            ING EQUITY TRUST



                                            By:    /s/  Huey Falgout, Jr.
                                                   ----------------------
                                                   Huey Falgout, Jr.
                                                   Secretary

      Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

           Signature                        Title                                Date

----------------------------------
        John G. Turner*                     Trustee and Chairman                   August 10, 2004


----------------------------------
      James M. Hennessy*                    President and Chief Executive          August 10, 2004
                                            Officer


----------------------------------
      Michael J. Roland*                    Executive Vice President and           August 10, 2004
                                            Principal Financial Officer


----------------------------------
       Paul S. Doherty*                     Trustee                                August 10, 2004


----------------------------------
      J. Michael Earley*                    Trustee                                August 10, 2004


----------------------------------
    R. Barbara Gitenstein*                  Trustee                                August 10, 2004


----------------------------------
      Walter H. May, Jr.*                   Trustee                                August 10, 2004


----------------------------------
     Thomas J. McInerney*                   Trustee                                August 10, 2004


----------------------------------
         Jock Patton*                       Trustee                                August 10, 2004


----------------------------------
      David W.C. Putnam*                    Trustee                                August 10, 2004


----------------------------------
       Blaine E. Rieke*                     Trustee                                August 10, 2004


----------------------------------
       Roger B. Vincent*                    Trustee                                August 10, 2004


----------------------------------
     Richard A. Wedemeyer*                  Trustee                                August 10, 2004

  *By:   /s/  Huey Falgout, Jr.
         ----------------------
         Huey Falgout, Jr.
         Attorney-in-Fact**

** Executed pursuant to powers of attorney previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003.

                                  EXHIBIT INDEX

(12)  Opinion of Counsel Supporting Tax Matters and Consequences


                                       13